Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Discovery Fund

Artisan Global Opportunities Fund

Artisan Mid Cap Fund

Artisan Small Cap Fund

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 7 JANUARY 2022

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective immediately, the prospectus and statement of additional information (“SAI”) are updated as follows:

1.

With respect to Artisan Global Discovery Fund, the following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 15 of the prospectus in its entirety:

Portfolio Managers	Title	Length of Service

Jason L. White	Managing Director and Lead Portfolio Manager, Artisan Partners	Since August 2017 (inception)

James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since August 2017 (inception)

Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since August 2017 (inception)

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since August 2017 (inception)

Jay C. Warner	Portfolio Manager, Artisan Partners	Since January 2022

2.

With respect to Artisan Global Opportunities Fund, the following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 23 of the prospectus in its entirety:

Portfolio Managers	Title	Length of Service

James D. Hamel	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2008 (inception)

Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since January 2010

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013

Jason L. White	Managing Director and Portfolio Manager, Artisan Partners	Since January 2011

Jay C. Warner	Portfolio Manager, Artisan Partners	Since January 2022

3.	With respect to Artisan Mid Cap Fund, the following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 51 of the prospectus in its entirety:

Portfolio Managers	Title	Length of Service

Matthew H. Kamm	Managing Director and Lead Portfolio Manager, Artisan Partners	Since January 2010

James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since October 2001

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013

Jason L. White	Managing Director and Portfolio Manager, Artisan Partners	Since January 2011

Jay C. Warner	Portfolio Manager, Artisan Partners	Since January 2022

4.

With respect to Artisan Small Cap Fund, the following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 63 of the prospectus in its entirety:

Portfolio Managers	Title	Length of Service

Craigh A. Cepukenas	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2004

James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since October 2009

Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since January 2010

Jason L. White	Managing Director and Portfolio Manager, Artisan Partners	Since January 2011

Jay C. Warner	Portfolio Manager, Artisan Partners	Since January 2022

5.

The following information replaces the information regarding the Funds under the heading “Organization, Management and Management Fees—Portfolio Managers” on pages 95 and 96 of the prospectus in its entirety:

Artisan Global Discovery Fund	Jason L. White, CFA James D. Hamel, CFA Craigh A. Cepukenas, CFA Matthew H. Kamm, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Global Opportunities Fund	James D. Hamel, CFA Craigh A. Cepukenas, CFA Matthew H. Kamm, CFA Jason L. White, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Mid Cap Fund	Matthew H. Kamm, CFA Craigh A. Cepukenas, CFA James D. Hamel, CFA Jason L. White, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Small Cap Fund	Craigh A. Cepukenas, CFA James D. Hamel, CFA Matthew H. Kamm, CFA Jason L. White, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager

6.	The following is inserted as the second to last paragraph on page 97 of the prospectus under the heading “Organization, Management and Management Fees—Portfolio Managers”:

Jay C. Warner, CFA—Mr. Warner joined Artisan Partners in May 2003 as an analyst working on the Growth team and became an Associate Portfolio Manager in February 2019. He became Portfolio Manager of Artisan Global Discovery Fund, Artisan Global Opportunities Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund in January 2022. Mr. Warner holds a bachelor’s degree in accounting and a master’s degree in finance, investment and banking from the University of Wisconsin-Madison. Mr. Warner is a licensed Certified Public Accountant.

7.	The following information replaces the information regarding the Funds under the heading “Portfolio Managers” on page 34 of the SAI in its entirety:

Artisan Global Discovery Fund	Jason L. White, CFA James D. Hamel, CFA Craigh A. Cepukenas, CFA Matthew H. Kamm, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Global Opportunities Fund	James D. Hamel, CFA Craigh A. Cepukenas, CFA Matthew H. Kamm, CFA Jason L. White, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Mid Cap Fund	Matthew H. Kamm, CFA Craigh A. Cepukenas, CFA James D. Hamel, CFA Jason L. White, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Small Cap Fund	Craigh A. Cepukenas, CFA James D. Hamel, CFA Matthew H. Kamm, CFA Jason L. White, CFA Jay C. Warner, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager

8.

For the individuals below, the following information updates the table under the heading “Portfolio Managers” on pages 34-35 of the SAI that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts.

Number of Other Accounts Managed and Assets by Account Type as of 30 November 2021[1]
Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Craigh A. Cepukenas	Accounts: 1	Accounts: 18	Accounts: 74
	Assets: $ 1.35B	Assets: $ 15.40B	Assets: $ 18.40B
James D. Hamel	Accounts: 1	Accounts: 18	Accounts: 74
	Assets: $ 1.35B	Assets: $ 15.40B	Assets: $ 18.40B
Matthew H. Kamm	Accounts: 1	Accounts: 18	Accounts: 74
	Assets: $ 1.35B	Assets: $ 15.40B	Assets: $ 18.40B
Jason L. White	Accounts: 1	Accounts: 18	Accounts: 74
	Assets: $ 1.35B	Assets: $ 15.40B	Assets: $ 18.40B
Jay C. Warner	Accounts: 1	Accounts: 18	Accounts: 74
	Assets: $ 1.35B	Assets: $ 15.40B	Assets: $ 18.40B

[1]	This information is presented as if the Funds’ 7 January 2022 portfolio manager changes occurred on 30 November 2021.

9.

For the individuals below, the following information updates the table under the heading “Portfolio Managers” on page 35-36 of the SAI that provides the number of other accounts for which a performance-based fee is received that are managed by the portfolio managers of the Funds and the total assets of such accounts.

Number of Accounts and Total Assets For Which a Performance-based Fee is Received as of 30 November 2021[1]
Portfolio Managers	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Craigh A. Cepukenas James D. Hamel Matthew H. Kamm Jason L. White Jay C. Warner	Accounts: 0	Accounts: 1	Accounts: 5
	Assets: $ 0	Assets: $ 316.85M	Assets: $ 1.63B

[1]	This information is presented as if the Funds’ 7 January 2022 portfolio manager changes occurred on 30 November 2021.

10.

The following information is added to the table under the heading “Portfolio Managers” on pages 36-37 of the SAI that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers. This information is as of 7 January 2022:

Portfolio Manager	Fund	Ownership
Jay C. Warner	Global Discovery Fund	$100,001—$500,000
	Global Opportunities Fund	$100,001—$500,000
	Mid Cap Fund	$100,001—$500,000
	Small Cap Fund	$100,001—$500,000

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